SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Advance to suppliers	$ 7,014,413	$ 1,066,329
Total current assets	77,534,128	44,415,102
Non-current Assets
Total non-current assets	124,843,256	268,151,264
Total assets	202,377,384	312,566,366
Total current liabilities	88,616,877	40,334,491
Total liabilities	107,160,924	70,143,014
Equity
Subscription receivable	(20,514)	(3,808)
Accumulated deficit	(366,482,327)	(128,921,657)
Additional paid-in capital	429,905,870	373,890,499
Accumulated other comprehensive loss	24,724,566	(10,522,210)
Total equity	92,919,655	239,464,797	$ (69,803,158)	$ (24,006,204)
Total liabilities, mezzanine equity and equity	202,377,384	312,566,366
Parent [Member]
Current Assets
Cash and cash equivalents	2,056	2,121,423
Amounts due from subsidiaries	9,325,733	15,431,911
Advance to suppliers	32,142
Total current assets	9,359,931	17,553,334
Non-current Assets
Investment in subsidiaries	80,022,001	221,178,395
Total non-current assets	80,022,001	221,178,395
Total assets	89,381,932	238,731,729
Accrued expenses and other liabilities	1,072,975	1,246,591
Total current liabilities	1,072,975	1,246,591
Total liabilities	1,072,975	1,246,591
Mezzanine equity:
Redeemable non-controlling interests		2,958,555
Total mezzanine equity		2,958,555
Equity
Subscription receivable	(20,514)	(3,808)
Accumulated deficit	(366,329,010)	(128,849,237)
Additional paid-in capital	429,905,870	373,890,499
Accumulated other comprehensive loss	24,724,566	(10,522,210)
Total equity	88,308,957	234,526,583
Total liabilities, mezzanine equity and equity	89,381,932	238,731,729
Parent [Member] | Common Class A [Member]
Equity
Ordinary shares value	19,702	7,539
Parent [Member] | Common Class B [Member]
Equity
Ordinary shares value	$ 8,343	$ 3,800